UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      HS Management Partners, LLC

Address:   598 Madison Ave; 14th Floor
           New York, NY  10022


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ronald R. Staib
Title:  CCO/SVP
Phone:  212-823-0576

Signature,  Place,  and  Date  of  Signing:

/s/ Ronald R. Staib                New York, NY 10022                 8/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-01190        Frank Russell Company
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $    1,006,779
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ANHEUSER BUSCH INBEV SA/NV            SPONSORED ADR  03524A108   35,481   445,460 SH       SOLE                  445,460      0    0
SPONSOREDADR
BLACKROCK INC COM STK                 COM            09247X101   63,592   374,465 SH       SOLE                  374,465      0    0
CHEESECAKE FACTORY INC COM            COM            163072101   25,992   813,280 SH       SOLE                  813,280      0    0
COCA COLA CO COM                      COM            191216100   27,548   352,315 SH       SOLE                  352,315      0    0
DIAGEO PLC SPONSORED ADR NEW          SPONSORED ADR  25243Q205   33,474   324,765 SH       SOLE                  324,765      0    0
DISCOVERY COMMUNICATIONSINC A         COM            25470F104   20,736   384,005 SH       SOLE                  384,005      0    0
DOMINOS PIZZA INC COM                 COM            25754A201   42,248 1,366,809 SH       SOLE                1,366,809      0    0
DR PEPPER SNAPPLE GROUP INC COM STK   COM            26138E109   43,124   985,685 SH       SOLE                  985,685      0    0
EBAY INC                              COM            278642103   62,908 1,497,451 SH       SOLE                1,497,451      0    0
GOOGLE INC CL A                       CL A           38259P508   76,526   131,926 SH       SOLE                  131,926      0    0
MACYS INC COM STK                     COM            55616P104   52,544 1,529,665 SH       SOLE                1,529,665      0    0
MC DONALDS CORP COM                   COM            580135101   47,394   535,341 SH       SOLE                  535,341      0    0
MCGRAW-HILL COS COM USD1              COM            580645109   14,411   320,250 SH       SOLE                  320,250      0    0
MICROSOFT CORP COM                    COM            594918104   74,386 2,431,720 SH       SOLE                2,431,720      0    0
NIELSEN HOLDINGS N V                  COM            N63218106   24,243   924,600 SH       SOLE                  924,600      0    0
OPENTABLE INC                         COM            68372A104   21,675   481,550 SH       SOLE                  481,550      0    0
SCHWAB CHARLES CORP COM NEW           COM            808513105   22,427 1,734,475 SH       SOLE                1,734,475      0    0
SCRIPPS NETWORKS INTERACTIVE INC CL   CL A NEW       811065101   56,688   996,967 SH       SOLE                  996,967      0    0
A COM STK
TARGET CORP COM STK                   COM            87612E106   53,270   915,452 SH       SOLE                  915,452      0    0
TIME WARNER INC USD0.01               COM NEW        887317303   70,499 1,831,130 SH       SOLE                1,831,130      0    0
UNILEVER N V NEW YORK SHS NEW         SPONSORED ADR  904767704   33,655 1,009,145 SH       SOLE                1,009,145      0    0
WALT DISNEY CO                        COM            254687106   65,288 1,346,149 SH       SOLE                1,346,149      0    0
WILLIAMS SONOMA INC COM               COM            969904101   38,671 1,105,843 SH       SOLE                1,105,843      0    0


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